Item 1. Report to Shareholders

T. Rowe Price New York Tax-Free Money Fund
--------------------------------------------------------------------------------
August 31, 2003

                                                                      Certified
                                                                      Semiannual
                                                                      Report


This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

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T. Rowe Price New York Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

              6 Months       Year
                 Ended      Ended
               8/31/03    2/28/03    2/28/02    2/28/01    2/29/00    2/28/99

NET ASSET
VALUE

Beginning
of period      $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Investment
activities

Net
 investment
 income (loss)    0.003*     0.009*     0.020*     0.034*     0.028*     0.028*

Distributions

Net
  investment
  income         (0.003)    (0.009)    (0.020)    (0.034)    (0.028)    (0.028)

NET ASSET
VALUE

End of
period         $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
               -----------------------------------------------------------------
Ratios/
Supplemental
Data

Total return^      0.28%*     0.88%*     2.02%*     3.44%*     2.79%*     2.81%*

Ratio of total
expenses to
average net
assets             0.55%*!    0.55%*     0.55%*     0.55%*     0.55%*     0.55%*

Ratio of net
investment
income (loss)
to average
net assets         0.57%*!    0.88%*     2.01%*     3.39%*     2.76%*     2.77%*

Net assets,
end of
period
(in
thousands)     $107,823   $112,059   $114,983   $115,274   $114,524   $106,119

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 0.55% contractual expense limitation in effect through 6/30/05.

!    Annualized

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price New York Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2003

Statement of Net Assets                                Par                Value
--------------------------------------------------------------------------------
                                                                   In thousands
NEW YORK  101.3%

Dutchess County IDA, VRDN
(Currently 0.85%)                          $         2,000      $         2,000

Erie County Water Auth.
    VRDN (Currently 0.73%)
    (AMBAC Insured)                                  3,650                3,650

Great Neck North Water Auth.
    VRDN (Currently 0.80%)
    (FGIC Insured)                                   1,285                1,285

Hempstead, GO, BAN, 2.00%, 2/6/04                    2,000                2,007

Jay Street Dev. Corp., VRDN
(Currently 0.77%)                                    1,150                1,150

Metropolitan Transportation Auth.
    VRDN (Currently 0.85%)
    (FSA Insured)                                    5,000                5,000

    VRDN (Currently 0.86%)
    (FSA Insured)                                    1,995                1,995

    5.25%, 7/1/04 (Escrowed to Maturity)               100                  103

    6.25%, 7/1/14 (Prerefunded 7/1/04!)

    (MBIA Insured)                                     140                  148

Municipal Assistance Corp.

    3.50%, 7/1/04                                    1,770                1,808

    5.00%, 7/1/04                                      100                  103

    5.50%, 7/1/04                                      400                  415

    6.00%, 7/1/04                                    1,525                1,588

Nassau County, GO, 4.25%, 9/1/03
(FGIC Insured)                                         500                  500

Nassau County Interim Fin.
Auth., BAN, 2.25%, 9/11/03                           2,000                2,001

New York City, GO
    VRDN (Currently 0.80%)                           1,700                1,700

    VRDN (Currently 0.80%)                           2,000                2,000

New York City Housing Dev. Corp.

  Multi-Family Housing

    VRDN (Currently 0.85%) +/-

    (FHA Guaranteed)                                 2,000                2,000

    VRDN (Currently 0.82%) +/-

    (FHA Guaranteed)                                 2,000                2,000

  Multi-Family Housing, Fountains at
  Spring Creek

    VRDN (Currently 0.85%)+/-                        2,500                2,500

New York City IDA, American Society
for Technion

    VRDN (Currently 0.78%)                           3,300                3,300

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New York City IDA, IDRB

  Special Fac. New York Stock Exchange

    VRDN (Currently 0.80%)                 $         2,400      $         2,400

New York City Municipal Water Fin. Auth.

    VRDN (Currently 0.85%)

    (MBIA Insured)                                   3,000                3,000

  Water & Sewer

    VRDN (Currently 0.86%)

    (FGIC Insured)                                   2,000                2,000

New York City Transitional Fin. Auth.

  BAN, 2.50%, 11/6/03                                6,000                6,010

    5.25%, 11/15/03                                    250                  252

New York State, GO

    1.02%, 8/5/04                                    2,000                2,000

    1.50%, 10/9/03                                   2,580                2,580

  Environmental Quality Control

    1.48%, 10/2/03                                   1,000                1,000

New York State Dormitory Auth., GO

    3.00%, 10/1/03 (MBIA Insured)                      225                  225

New York State Dormitory Auth.

    6.25%, 5/15/14 (Prerefunded 5/15/04!)              500                  529

  Columbia Univ., 0.85%, 12/9/03                     5,000                5,000

  Cornell Univ., VRDN (Currently 0.77%)              1,000                1,000

  Metropolitan Museum of Art

    VRDN (Currently 0.80%)                           2,193                2,193

    VRDN (Currently 0.85%)                           1,550                1,550

  Oxford Univ. Press, VRDN
  (Currently 0.80%)                                  2,560                2,560

New York State Environmental Fac. Corp.

  Clean Water

    3.40%, 11/15/03                                    200                  201

    3.50%, 10/15/03 (Escrowed to Maturity)           1,000                1,003

    4.00%, 6/15/04                                     300                  307

  General Electric, 0.85%, 9/4/03+/-                 2,000                2,000

  PCR, 4.30%, 2/15/04                                  100                  101

New York State Housing Fin. Agency

    VRDN (Currently 0.78%)                           1,000                1,000

    6.90%, 5/1/04 (Escrowed to Maturity)               500                  520

  River Terrace Assoc., VRDN
  (Currently 0.82%)                                  1,400                1,400

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New York State Local Gov't.
Assistance Corp.

    5.25%, 4/1/04 (MBIA Insured)           $           295      $           302

    5.50%, 4/1/04 (AMBAC Insured)                      375                  385

New York State Mortgage Agency,
VRDN (Currently 0.90%)+/-                            5,540                5,540

New York State Power Auth.

    4.25%, 2/15/04                                     500                  508

    5.00%, 2/15/04                                   1,400                1,425

  TECP, 0.85%, 9/2 - 9/12/03                         2,500                2,500

  TECP, 0.90%, 3/1/04                                2,000                2,000

New York State Thruway Auth.

  Highway & Bridge

    3.00%, 4/1/04 (AMBAC Insured)                      700                  708

    4.60%, 4/1/04 (MBIA Insured)                       100                  102

    5.00%, 4/1/04 (AMBAC Insured)                      500                  512

    5.25%, 4/1/04 (AMBAC Insured)                      350                  358

    6.00%, 4/1/04 (MBIA Insured)                       100                  103

    6.25%, 4/1/04 (AMBAC Insured)                      800                  824

    6.40%, 4/1/04 (FGIC Insured)                       500                  515

New York State Urban Dev. Corp.,
5.375%, 7/1/04                                         740                  767

Oneida County IDA, VRDN (Currently 0.80%)
(MBIA Insured)                                       4,075                4,075

Port Auth. of New York/New Jersey

    2.00%, 10/15/03                                  1,000                1,001

    3.625%, 4/15/04                                  1,000                1,017

St. Lawrence County IDA, Alcoa,
VRDN (Currently 0.86%)+/-                            2,000                2,000

Suffolk County Water Auth., VRDN
(Currently 0.78%)                                    1,000                1,000

Triborough Bridge & Tunnel Auth.

    VRDN (Currently 0.80%)

    (FSA Insured)                                    2,285                2,285

    VRDN (Currently 0.87%)                             530                  530

    4.40%, 1/1/04 (Escrowed to Maturity)               250                  253

    5.625%, 1/1/04 (Escrowed to Maturity)              850                  863

Westchester County, GO

    3.00%, 11/1/03                                     400                  401

    4.75%, 11/15/03                                    200                  201

    5.00%, 11/1/03                                     700                  705

    5.75%, 11/15/03                                    300                  303


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  Westchester County IDA

    Levister Redev.

      VRDN (Currently 0.85%)+/-            $         2,000      $         2,000

  Total New York (Cost  $109,267)                                       109,267

Total Investments in Securities

101.3% of Net Assets (Cost  $109,267)                                  $109,267

Other Assets Less Liabilities                                            (1,444)

NET ASSETS                                                 $            107,823
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                  3

Undistributed net realized gain (loss)                                        1

Paid-in-capital applicable to 107,817,071 no
par value shares  of
beneficial interest outstanding; unlimited
number of shares authorized                                             107,819

NET ASSETS                                                 $            107,823
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $               1.00
                                                           --------------------

+/-   Interest subject to alternative minimum tax

!     Used in determining portfolio maturity

AMBAC Ambac Assurance Corp.

BAN   Bond Anticipation Note

FGIC  Financial Guaranty Insurance Company

FHA   Federal Housing Authority

FSA   Financial Security Assurance Inc.

GO    General Obligation

IDA   Industrial Development Authority/Agency

IDRB  Industrial Development Revenue Bond

MBIA  MBIA Insurance Corp.

PCR   Pollution Control Revenue

TECP  Tax-Exempt Commercial Paper

VRDN  Variable-Rate Demand Note


The accompanying notes are an integral part of these financial statements.

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T. Rowe Price New York Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                       6 Months
                                                                          Ended
                                                                        8/31/03

Investment Income (Loss)

Interest income                                            $                603

Expenses

  Investment management                                                     196

  Custody and accounting                                                     46

  Shareholder servicing                                                      34

  Legal and audit                                                             7

  Prospectus and shareholder reports                                          4

  Registration                                                                4

  Trustees                                                                    3

  Miscellaneous                                                               2

  Total expenses                                                            296

Net investment income (loss)                                                307

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                        1

Change in net unrealized gain (loss) on securities                           --

Net realized and unrealized gain (loss)                                       1

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $                308
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

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T. Rowe Price New York Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   8/31/03              2/28/03

Increase (Decrease) in Net Assets

Operations
  Net investment income                    $           307      $           972

  Net realized gain (loss)                               1                    7

  Change in net unrealized gain or loss                 --                   --

  Increase (decrease) in net
  assets from operations                               308                  979

Distributions to shareholders

  Net investment income                               (307)                (973)

Capital share transactions *

  Shares sold                                       30,841               63,588

  Distributions reinvested                             291                  941

  Shares redeemed                                  (35,369)             (67,459)

  Increase (decrease) in net assets
  from capital share transactions                   (4,237)              (2,930)

Net Assets

Increase (decrease) during period                   (4,236)              (2,924)

Beginning of period                                112,059              114,983

End of period                              $       107,823      $       112,059
                                           ---------------      ---------------

* Capital share transactions at net asset value of $1.00 per share


The accompanying notes are an integral part of these financial statements.

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T. Rowe Price New York Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free Money Fund (the fund), a nondiversified, open-end management investment company, is one of the portfolios established by the trust and commenced operations on August 28, 1986. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal, New York State, and New York City income taxes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Trustees.

Premiums and Discounts
Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2003.

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At August 31, 2003, the cost of investments for federal income tax purposes was
$109,267,000.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At August 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $32,000.

Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through June 30, 2005, which would cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed 0.55%. Subject to shareholder approval, the fund may then reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's expense ratio to exceed 0.55%. Pursuant to this agreement, $31,000 of management fees were not accrued by the fund for the six months ended August 31, 2003. At August 31, 2003, unaccrued management fees aggregate $149,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $55,000 for the six months ended August 31, 2003, of which $10,000 was payable at period-end.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Income Trust

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 17, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 17, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 17, 2003